Equity - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Issuance of stock for services, shares		33,420	207,206
Issuance of stock for services		$ 176,650	$ 1,095,230	$ 419,450
Preferred stock converted to common stock			150,211
Issuance of stock for cash			$ 793,971	$ 2,705,872
Stock issued for services before cancellation, shares				133,683
Stock issued for services before cancellaion				$ 469,450
Stock cancelled during period shares prior to forward split				1,416
Preferred stock, shares includes all series of shares were converted to common stock				511,852
Options to purchase shares of common stock, percentage	1.50%
Share-based compensation arrangement by share-based payment award, award vesting period	48 months
Preferred stock shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Share-based compensation arrangement by share-based payment award, options, outstanding, number		2,628,749	2,628,749	2,628,749	671,069
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 1.31	$ 1.31	$ 1.31	$ 0.01
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		7 years 3 days	7 years 3 months 3 days	8 years 2 months 27 days
Minimum
Class Of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		12 months
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 0.001
Share-based compensation arrangement by share-based payment award, options, vested, weighted average grant date fair value		$ 0.001
Maximum
Class Of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		48 months
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 5.286
Share-based compensation arrangement by share-based payment award, options, vested, weighted average grant date fair value		$ 2.68
IPO
Class Of Stock [Line Items]
Preferred stock, shares includes all series of shares were converted to common stock			9,324,177
All preferred stock shares issued			1,394,953
Series G Preferred Stock
Class Of Stock [Line Items]
Stock issued during period, shares, new issues			22,473	76,577
Issuance of stock for cash			$ 793,971	$ 2,705,872
Stock cancelled during period shares, due to nonperformance of services				9,468
Stock cancelled during period value of shares due to nonperformance of services				$ 50,000